June 18, 2012
VIA EDGAR CORRESPONDENCE
Mr. Dominic Minore
Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20547
Dear Mr. Minore:
Attached please find Amendment Number 40 to the Registration Statement of Longleaf Partners Funds Trust for the purpose of adding a new series: Longleaf Partners Global Fund.
Please do not hesitate to contact me at 901-818-5185 or amccarroll@seasset.com with any questions.
Sincerely,
/s/ Andrew R. McCarroll
Andrew R. McCarroll
Vice President and General Counsel
Southeastern Asset Management, Inc.
Advisor to Longleaf Partners Funds